Investment Securities - Amount of Interest Income from Taxable and Non-Taxable Investment Securities (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Taxable And Tax Exempt Interest Income [Abstract]
Taxable	$ 1,375	$ 1,515	$ 1,517
Non-taxable	256	277	303
Total interest income from investment securities	$ 1,631	$ 1,792	$ 1,820